Average Annual Total Returns - Pioneer Floating Rate Fund	Mar. 01, 2021
SpLstaLeverage [Member]
Average Annual Return:
1 Year	3.50%
5 Years	5.43%
10 Years	4.54%
Since Inception	4.62%
Inception Date	Feb. 14, 2007
Class A
Average Annual Return:
1 Year	(3.59%)
5 Years	2.56%
10 Years	2.83%
Since Inception	3.02%
Inception Date	Feb. 14, 2007
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	(5.02%)
5 Years	0.89%
10 Years	1.19%
Since Inception	1.29%
Inception Date	Feb. 14, 2007
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(2.16%)
5 Years	1.22%
10 Years	1.44%
Since Inception	1.56%
Inception Date	Feb. 14, 2007
Class C
Average Annual Return:
1 Year	0.92%
5 Years	2.90%
10 Years	2.63%
Since Inception	2.63%
Inception Date	Feb. 14, 2007
Class Y
Average Annual Return:
1 Year	2.08%
5 Years	4.01%
10 Years	3.73%
Since Inception	3.71%
Inception Date	Feb. 14, 2007